Equity Method Investees - Summary of Changes in Carrying Amount of Equity Method Investees (Detail) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [line items]
Beginning balance		€ 79	€ 97
Acquisition of non-controlling interests		48,024
Profit / (loss) for the year		(33,119)	30,845	[1]
Share of profit/(loss) for the year		(290)	0	[1]
Share of other comprehensive income		(246)
Effect of translation adjustments		3
Ending balance	€ 40,220	40,220	79
Elimination of intersegment amounts [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Profit / (loss) for the year		7,350
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Acquisition of non-controlling interests		48,024
Profit / (loss) for the year	(635)
Share of profit/(loss) for the year		(295)
Share of other comprehensive income		(246)
Ending balance	40,133	40,133
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Profit / (loss) for the year		(7,350)
Nars Miami LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Beginning balance		45	63
Share of profit/(loss) for the year		39	(18)
Effect of translation adjustments		3
Ending balance	€ 87	87	45
Other [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Beginning balance		34	34
Share of profit/(loss) for the year		€ (34)
Ending balance			€ 34

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.